Schedule of provision for reinstatement costs (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 HKD ($)
Provision For Reinstatement Costs
Provision for reinstatement costs, at beginning of year	$ 691,324	$ 5,370,000	$ 4,800,000
Provision in this year	190,533	1,480,000	1,800,000
Utilised for the year	(25,748)	(200,000)
Write-off upon the expiration of leases	(173,797)	(1,350,000)	(700,000)
Transfer to liabilities classified as held for sale			(530,000)
Provision for reinstatement costs, at end of year	682,312	$ 5,300,000	5,370,000
Less: portion classified as current liabilities	(324,420)		(730,000)	$ (2,520,000)
Provision for reinstatement costs	$ 357,892		$ 4,640,000	$ 2,780,000